Operating Expenses, Depreciation and Amortization - Summary of Consolidated Operating Expense (Parenthetical) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Expense [Line items]
Administrative expenses	[1]	$ 1,076	$ 1,112	$ 1,130
R&D activities by internal areas [member]
Operating Expense [Line items]
Administrative expenses		$ 31	$ 38	$ 39

[1]	All significant R&D activities are executed by several internal areas as part of their daily activities. In 2020, 2019 and 2018, total combined expenses of these departments recognized within administrative expenses were $31, $38 and $39, respectively.